UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08464

Investment Company Act File Number

High Income Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

High Income Opportunities Portfolio

July 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.3%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Alliant Techsystems, Inc., 5.25%, 10/1/21(1)	$1,415	$1,450,375
GenCorp, Inc., 7.125%, 3/15/21	1,525	1,635,562
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	80	86,000
TransDigm, Inc., 6.00%, 7/15/22(1)	3,055	3,074,094
TransDigm, Inc., 6.50%, 7/15/24(1)	2,440	2,467,450
TransDigm, Inc., 7.50%, 7/15/21	490	537,775

		$9,251,256

Automotive & Auto Parts — 1.9%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$686,400
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19	2,140	2,289,800
Chrysler Group, LLC/CG Co-Issuer, Inc., 8.25%, 6/15/21	6,275	6,918,187
Ford Motor Credit Co., LLC, 12.00%, 5/15/15	1,305	1,421,808
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	340,425
General Motors Financial Co., Inc., 4.25%, 5/15/23	490	483,263
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	336,000
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,557,188
Navistar International Corp., 8.25%, 11/1/21	3,285	3,404,081
Schaeffler Finance Holding BV, 6.875%, 8/15/18(1)(2)	2,700	2,848,500

		$20,285,652

Banks & Thrifts — 0.3%
JPMorgan Chase & Co., 6.75% to 2/1/24, 1/29/49(3)	$2,700	$2,895,750

		$2,895,750

Broadcasting — 1.5%
AMC Networks, Inc., 4.75%, 12/15/22	$1,030	$1,032,575
AMC Networks, Inc., 7.75%, 7/15/21	2,825	3,107,500
Clear Channel Communications, Inc., 11.25%, 3/1/21	1,500	1,655,625
Crown Media Holdings, Inc., 10.50%, 7/15/19	4,695	5,234,925
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	681,625
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	2,995	3,017,462
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,504,500

		$16,234,212

Building Materials — 1.7%
Builders FirstSource, Inc., 7.625%, 6/1/21(1)	$445	$466,137
HD Supply, Inc., 7.50%, 7/15/20	2,195	2,315,725
HD Supply, Inc., 8.125%, 4/15/19	815	884,275
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,856,150
Interface, Inc., 7.625%, 12/1/18	1,138	1,197,745
Interline Brands, Inc., 10.00%, 11/15/18(2)	3,115	3,301,900
Nortek, Inc., 8.50%, 4/15/21	1,655	1,803,950
Nortek, Inc., 10.00%, 12/1/18	1,815	1,932,975
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,754,000
USG Corp., 5.875%, 11/1/21(1)	880	907,500

		$18,420,357

Cable/Satellite TV — 4.3%
Altice SA, 7.75%, 5/15/22(1)	$5,560	$5,699,000

Security	Principal Amount (000’s omitted)	Value
Cablevision Systems Corp., 7.75%, 4/15/18	$790	$881,838
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,129,819
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	1,999,950
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.25%, 10/30/17	2,120	2,215,400
CCO Holdings, LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20	125	133,594
CSC Holdings, LLC, 5.25%, 6/1/24(1)	1,210	1,161,600
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,402,775
DISH DBS Corp., 5.875%, 7/15/22	3,500	3,666,250
DISH DBS Corp., 6.75%, 6/1/21	5,985	6,598,462
Numericable Group SA, 4.875%, 5/15/19(1)	3,430	3,451,437
Numericable Group SA, 6.00%, 5/15/22(1)	3,700	3,704,625
Numericable Group SA, 6.25%, 5/15/24(1)	1,300	1,308,125
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,393,700
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,170	1,275,300
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,875	2,015,625
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	1,050	1,107,750
VTR Finance BV, 6.875%, 1/15/24(1)	1,615	1,677,581

		$46,822,831

Capital Goods — 0.7%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,070	$2,178,675
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	2,053,250
Harbinger Group, Inc., 7.875%, 7/15/19	2,065	2,250,850
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	883,550
Milacron, LLC/Mcron Finance Corp., 7.75%, 2/15/21(1)	520	562,900

		$7,929,225

Chemicals — 2.0%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21(1)	$2,825	$3,015,687
Celanese US Holdings, LLC, 5.875%, 6/15/21	960	1,044,000
Celanese US Holdings, LLC, 6.625%, 10/15/18	805	839,816
Chemtura Corp., 5.75%, 7/15/21	725	739,500
Ineos Finance PLC, 8.375%, 2/15/19(1)	2,900	3,142,875
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,400	3,485,000
Kraton Polymers, LLC, 6.75%, 3/1/19	905	953,644
Polymer Group, Inc., 7.75%, 2/1/19	1,683	1,775,565
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	2,825	2,948,594
Tronox Finance, LLC, 6.375%, 8/15/20	3,735	3,791,025

		$21,735,706

Consumer Products — 1.0%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$5,685	$5,805,806
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	2,454,300
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,173,825
Tempur Sealy International, Inc., 6.875%, 12/15/20	1,230	1,314,563

		$10,748,494

Containers — 2.4%
Ardagh Finance Holdings SA, 8.625%, 6/15/19(1)(2)	$695	$703,688
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 3.232%, 12/15/19(1)(4)	1,105	1,085,662
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.00%, 6/30/21(1)	670	641,525
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 6.25%, 1/31/19(1)	785	785,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 7.00%, 11/15/20(1)	520	514,509
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 5.625%, 12/15/16(1)	785	779,113
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holding II Issuer, Inc., 6.00%, 6/15/17(1)	1,085	1,071,437

Security	Principal Amount (000’s omitted)	Value
BOE Merger Corp., 9.50%, 11/1/17(1)(2)	$1,940	$2,039,425
BWAY Holding Co., 10.00%, 6/15/18	550	578,188
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	3,905	4,090,487
Reynolds Group Holdings, Inc., 7.125%, 4/15/19	2,290	2,381,600
Reynolds Group Holdings, Inc., 7.875%, 8/15/19	1,145	1,223,719
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,270	4,622,275
Sealed Air Corp., 8.375%, 9/15/21(1)	3,955	4,439,487
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22(1)	1,320	1,303,500

		$26,259,615

Diversified Financial Services — 3.8%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$1,155	$1,221,413
Ally Financial, Inc., 5.50%, 2/15/17	1,200	1,280,250
Ally Financial, Inc., 6.25%, 12/1/17	4,075	4,431,562
Ally Financial, Inc., 8.00%, 11/1/31	1,900	2,379,750
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	1,730	1,779,449
CIT Group, Inc., 5.25%, 3/15/18	605	639,788
CIT Group, Inc., 5.375%, 5/15/20	230	244,663
CIT Group, Inc., 5.50%, 2/15/19(1)	1,020	1,092,038
E*TRADE Financial Corp., 6.375%, 11/15/19	1,005	1,070,325
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 3.50%, 3/15/17	1,530	1,526,175
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,456,025
International Lease Finance Corp., 6.25%, 5/15/19	975	1,060,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,885,825
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,250,600
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,398,356
Navient, LLC, 5.50%, 1/15/19	4,845	5,026,687
Navient, LLC, 6.125%, 3/25/24	1,630	1,595,362
Navient, LLC, 7.25%, 1/25/22	150	164,625
Navient, LLC, 8.00%, 3/25/20	6,065	6,868,612
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(1)	3,320	3,494,300

		$40,866,118

Diversified Media — 1.0%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$1,149,750
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,241,875
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	467,250
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,904,962
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,260,562
Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	1,135	1,160,538
Southern Graphics, Inc., 8.375%, 10/15/20(1)	1,845	1,955,700
WMG Acquisition Corp., 5.625%, 4/15/22(1)	365	363,175

		$10,503,812

Energy — 12.5%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	$885	$855,131
American Energy-Permian Basin, LLC/AEPB Finance Corp., 7.375%, 11/1/21(1)	1,260	1,217,475
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	1,150	1,216,125
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,260	4,579,500
AmeriGas Partners LP/AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,319,850
Antero Resources Finance Corp., 5.375%, 11/1/21	2,680	2,723,550
Antero Resources Finance Corp., 6.00%, 12/1/20	425	445,188
Athlon Holdings LP/Athlon Finance Corp., 6.00%, 5/1/22(1)	1,205	1,211,025
Atlas Pipeline Partners, LP/Atlas Pipeline Finance Corp., 4.75%, 11/15/21	535	508,250
Berry Petroleum Co., 6.375%, 9/15/22	1,660	1,701,500
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	1,965	2,053,425
Calfrac Holdings, LP, 7.50%, 12/1/20(1)	825	874,500
Chesapeake Energy Corp., 3.484%, 4/15/19(4)	2,195	2,203,231

Security	Principal Amount (000’s omitted)	Value
Chesapeake Energy Corp., 6.125%, 2/15/21	$2,910	$3,171,900
Chesapeake Energy Corp., 7.25%, 12/15/18	2,990	3,401,125
Concho Resources, Inc., 5.50%, 4/1/23	3,450	3,588,000
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,433,800
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,703,875
CrownRock, LP/CrownRock Finance, Inc., 7.125%, 4/15/21(1)	2,030	2,070,600
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,645	3,790,800
Denbury Resources, Inc., 5.50%, 5/1/22	965	949,319
Endeavor Energy Resources, LP/EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	3,736,250
Energy Transfer Equity, LP, 5.875%, 1/15/24(1)	1,585	1,624,625
EP Energy, LLC/Everest Acquisition Finance, Inc., 6.875%, 5/1/19	3,950	4,157,375
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	795	870,525
EP Energy, LLC/Everest Acquisition Finance, Inc., 9.375%, 5/1/20	2,880	3,204,000
EPL Oil & Gas, Inc., 8.25%, 2/15/18	1,120	1,176,000
Harvest Operations Corp., 6.875%, 10/1/17	800	866,000
Holly Energy Partners, LP/Holly Energy Finance Corp., 6.50%, 3/1/20	575	603,750
Kinder Morgan, Inc., 5.00%, 2/15/21(1)	3,120	3,178,500
Kodiak Oil & Gas Corp., 5.50%, 1/15/21	410	432,550
Kodiak Oil & Gas Corp., 8.125%, 12/1/19	3,420	3,762,342
Laredo Petroleum, Inc., 7.375%, 5/1/22	2,030	2,222,850
MEG Energy Corp., 6.375%, 1/30/23(1)	2,190	2,261,175
Memorial Resource Development Corp., 5.875%, 7/1/22(1)	850	827,688
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,224,712
Oasis Petroleum, Inc., 6.50%, 11/1/21	890	947,850
Oasis Petroleum, Inc., 6.875%, 3/15/22(1)	4,050	4,404,375
Oasis Petroleum, Inc., 6.875%, 1/15/23	1,420	1,544,250
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22(1)	1,090	1,139,050
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	1,700	1,831,750
Plains Exploration & Production Co., 6.875%, 2/15/23	928	1,078,800
Precision Drilling Corp., 6.50%, 12/15/21	2,210	2,359,175
Precision Drilling Corp., 6.625%, 11/15/20	1,000	1,050,000
Range Resources Corp., 6.75%, 8/1/20	1,580	1,682,700
Rice Energy, Inc., 6.25%, 5/1/22(1)	3,465	3,447,675
Rosetta Resources, Inc., 5.625%, 5/1/21	1,740	1,761,750
Rosetta Resources, Inc., 5.875%, 6/1/22	2,735	2,796,538
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,770,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23(1)	2,400	2,448,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	1,470	1,499,400
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24(1)	4,810	4,888,162
Sabine Pass LNG, LP, 6.50%, 11/1/20	2,260	2,384,300
Samson Investment Co., 10.75% to 8/19/14, 2/15/20(1)(5)	4,200	4,273,500
SandRidge Energy, Inc., 8.125%, 10/15/22	405	433,350
SESI, LLC, 6.375%, 5/1/19	3,445	3,634,475
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	3,905	4,246,687
Seventy Seven Energy, Inc., 6.50%, 7/15/22(1)	725	732,250
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	1,081,375
SM Energy Co., 6.50%, 1/1/23	1,685	1,815,588
Tesoro Corp., 5.375%, 10/1/22	1,970	1,989,700
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,335	1,340,006
Ultra Petroleum Corp., 5.75%, 12/15/18(1)	530	552,525
WPX Energy, Inc., 5.25%, 1/15/17	715	754,325
WPX Energy, Inc., 6.00%, 1/15/22	670	703,500

		$134,757,567

Entertainment/Film — 0.3%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,155,600
Cinemark USA, Inc., 7.375%, 6/15/21	695	755,813
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,091,625

		$3,003,038

Security	Principal Amount (000’s omitted)	Value
Environmental — 0.7%
ADS Waste Holdings, Inc., 8.25%, 10/1/20	$1,145	$1,225,150
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,180,000
Covanta Holding Corp., 5.875%, 3/1/24	1,570	1,577,850
Covanta Holding Corp., 6.375%, 10/1/22	1,970	2,102,975
Darling Ingredients, Inc., 5.375%, 1/15/22(1)	1,250	1,289,063

		$7,375,038

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., 15.00%, 5/15/17(1)(2)	$2,880	$2,616,261
Constellation Brands, Inc., 4.25%, 5/1/23	2,840	2,790,300
Constellation Brands, Inc., 6.00%, 5/1/22	565	623,619
Cott Beverages, Inc., 5.375%, 7/1/22(1)	2,650	2,620,187
Pinnacle Operating Corp., 9.00%, 11/15/20(1)	1,210	1,303,775
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,239,063
Post Holdings, Inc., 6.75%, 12/1/21(1)	1,015	1,056,869
Post Holdings, Inc., 7.375%, 2/15/22	490	518,175

		$12,768,249

Gaming — 3.3%
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18(2)(5)(6)(7)	$2,449	$2,561,320
Buffalo Thunder Development Authority, 9.375%, 12/15/14(1)(8)	5,755	2,417,100
Caesars Entertainment Operating Co., Inc., 8.50%, 2/15/20	1,875	1,650,000
Caesars Entertainment Operating Co., Inc., 9.00%, 2/15/20	1,105	925,438
GLP Capital, LP/GLP Financing II, Inc., 4.875%, 11/1/20	3,475	3,544,500
MGM Resorts International, 6.625%, 12/15/21	1,060	1,147,450
MGM Resorts International, 7.75%, 3/15/22	3,900	4,485,000
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,422	2,721,423
Penn National Gaming, Inc., 5.875%, 11/1/21	1,345	1,260,938
Station Casinos, LLC, 7.50%, 3/1/21	2,530	2,688,125
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	7,210	7,949,025
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)	3,605	2,235,100
Waterford Gaming, LLC, 8.625%, 9/15/14(1)(6)	2,281	702,938
Wynn Macau, Ltd., 5.25%, 10/15/21(1)	1,875	1,879,687

		$36,168,044

Health Care — 9.3%
Air Medical Group Holdings, Inc., 9.25%, 11/1/18	$1,352	$1,422,980
Alere, Inc., 6.50%, 6/15/20	1,020	1,048,050
Alere, Inc., 8.625%, 10/1/18	1,300	1,360,125
Amsurg Corp., 5.625%, 11/30/20	2,035	2,080,787
Amsurg Corp., 5.625%, 7/15/22(1)	1,825	1,840,969
Biomet, Inc., 6.50%, 8/1/20	4,205	4,546,236
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	792,359
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,361,438
CHS/Community Health Systems, Inc., 6.875%, 2/1/22(1)	3,555	3,652,762
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	2,685	2,869,594
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,550	4,652,375
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,672,225
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 7/15/19(1)	915	966,469
Endo Finance, LLC & Endo Finco, Inc., 7.00%, 12/15/20(1)	540	571,725
Endo Finance, LLC & Endo Finco, Inc., 7.25%, 1/15/22(1)	185	196,563
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,615,700
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,382,850
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22(1)	1,290	1,298,063
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,089,740
HCA, Inc., 6.50%, 2/15/20	505	549,819
HCA, Inc., 7.50%, 2/15/22	1,530	1,736,550
Hologic, Inc., 6.25%, 8/1/20	5,415	5,672,212

Security	Principal Amount (000’s omitted)	Value
IMS Health, Inc., 6.00%, 11/1/20(1)	$1,710	$1,791,225
INC Research, LLC, 11.50%, 7/15/19(1)	3,110	3,498,750
Jaguar Holding Co. I, 9.375%, 10/15/17(1)(2)	815	831,300
Jaguar Holding Co. II/Jaguar Merger Sub, Inc., 9.875%, 1/15/19(1)	1,435	1,582,087
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	3,630	4,029,300
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	8,020	8,240,550
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	2,235	2,321,606
Pharmaceutical Product Development, Inc., 9.50%, 12/1/19(1)	4,700	5,099,500
ResCare, Inc., 10.75%, 1/15/19	2,925	3,173,625
Salix Pharmaceuticals, Ltd., 6.00%, 1/15/21(1)	1,825	1,911,687
STHI Holding Corp., 8.00%, 3/15/18(1)	1,395	1,469,981
Teleflex, Inc., 5.25%, 6/15/24(1)	845	859,788
Teleflex, Inc., 6.875%, 6/1/19	545	579,063
Tenet Healthcare Corp., 5.00%, 3/1/19(1)	875	864,063
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,699,787
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	5,538,400
United Surgical Partners International, Inc., 9.00%, 4/1/20	1,775	1,934,750
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	4,395	4,554,319
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,658,137
VWR Funding, Inc., 7.25%, 9/15/17	1,545	1,637,700
WellCare Health Plans, Inc., 5.75%, 11/15/20	3,100	3,177,500

		$100,832,709

Homebuilders/Real Estate — 0.3%
Brookfield Residential Properties, Inc., 6.50%, 12/15/20(1)	$1,750	$1,841,875
CB Richard Ellis Service, Inc., 6.625%, 10/15/20	1,145	1,206,544

		$3,048,419

Hotels — 0.4%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21(1)	$3,310	$3,473,431
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	1,175	1,245,500

		$4,718,931

Insurance — 0.7%
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub, LLC, 7.875%, 12/15/20(1)	$1,790	$1,866,075
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	1,840	1,826,200
USI, Inc., 7.75%, 1/15/21(1)	3,370	3,361,575

		$7,053,850

Leisure — 1.1%
MISA Investments, Ltd., 8.625%, 8/15/18(1)(2)	$2,160	$2,212,380
NCL Corp., Ltd., 5.00%, 2/15/18	905	927,625
Royal Caribbean Cruises, 7.25%, 6/15/16	535	589,837
Royal Caribbean Cruises, 7.25%, 3/15/18	1,355	1,537,925
Seven Seas Cruises, S. DE R.L., 9.125%, 5/15/19	3,180	3,450,300
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	3,428,775

		$12,146,842

Metals/Mining — 2.2%
Alpha Natural Resources, Inc., 7.50%, 8/1/20(1)	$600	$555,000
CONSOL Energy, Inc., 5.875%, 4/15/22(1)	3,295	3,346,484
Eldorado Gold Corp., 6.125%, 12/15/20(1)	3,720	3,822,300
First Quantum Minerals, Ltd., 6.75%, 2/15/20(1)	1,433	1,468,825
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	1,433	1,483,155
IAMGOLD Corp., 6.75%, 10/1/20(1)	2,210	2,044,250
Imperial Metals Corp., 7.00%, 3/15/19(1)	1,055	1,090,606
KGHM International, Ltd., 7.75%, 6/15/19(1)	3,720	3,989,700
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,623,263
New Gold, Inc., 7.00%, 4/15/20(1)	905	969,481

Security	Principal Amount (000’s omitted)	Value
Novelis, Inc., 8.375%, 12/15/17	$1,025	$1,078,813
SunCoke Energy Inc., 7.625%, 8/1/19	477	505,978
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	525	553,875
SunCoke Energy Partners, LP/SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	1,200	1,272,000

		$23,803,730

Paper — 0.6%
Domtar Corp., 10.75%, 6/1/17	$2,300	$2,840,560
Weyerhaeuser Real Estate Co., 4.375%, 6/15/19(1)	1,860	1,839,075
Weyerhaeuser Real Estate Co., 5.875%, 6/15/24(1)	1,940	1,976,375

		$6,656,010

Publishing/Printing — 0.7%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$3,625	$4,069,062
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	2,665	2,595,044
RR Donnelley & Sons Co., 6.00%, 4/1/24	500	496,250

		$7,160,356

Railroad — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$871,500
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,065,900

		$1,937,400

Restaurants — 0.5%
NPC International, Inc., 10.50%, 1/15/20	$5,030	$5,608,450

		$5,608,450

Services — 5.7%
ADT Corp. (The), 6.25%, 10/15/21	$1,080	$1,120,500
Algeco Scotsman Global Finance PLC, 10.75%, 10/15/19(1)	1,990	1,990,000
Audatex North America, Inc., 6.00%, 6/15/21(1)	1,610	1,694,525
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	2,550	2,849,625
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	865	901,763
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	1,985	2,019,738
Carlson Wagonlit BV, 6.875%, 6/15/19(1)	3,655	3,906,281
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,262,288
Garda World Security Corp., 7.25%, 11/15/21(1)	4,060	4,151,350
Hertz Corp. (The), 6.25%, 10/15/22	1,130	1,175,200
Hertz Corp. (The), 7.50%, 10/15/18	20	20,850
Iron Mountain, Inc., 6.00%, 8/15/23	2,695	2,823,012
Laureate Education, Inc., 9.25%, 9/1/19(1)	17,315	17,401,575
Modular Space Corp., 10.25%, 1/31/19(1)	550	567,875
RSC Equipment Rental, Inc./RSC Holdings III, LLC, 8.25%, 2/1/21	200	219,250
ServiceMaster Co. (The), 7.00%, 8/15/20	819	841,523
ServiceMaster Co. (The), 8.00%, 2/15/20	2,431	2,582,937
TMS International Corp., 7.625%, 10/15/21(1)	2,095	2,236,412
TransUnion Holding Co., Inc., 8.125%, 6/15/18(2)	2,335	2,422,562
TransUnion Holding Co., Inc., 9.625%, 6/15/18(2)	3,710	3,867,675
United Rentals North America, Inc., 6.125%, 6/15/23	1,105	1,148,509
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,374,650
United Rentals North America, Inc., 7.625%, 4/15/22	625	685,938
United Rentals North America, Inc., 8.375%, 9/15/20	505	545,400
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	325	342,063

		$61,151,501

Steel — 0.2%
AK Steel Corp., 8.75%, 12/1/18	$1,030	$1,147,163
ArcelorMittal, 6.75%, 2/25/22	670	728,625

		$1,875,788

Security	Principal Amount (000’s omitted)	Value
Super Retail — 5.7%
Burlington Holdings, LLC/Burlington Holding Finance, Inc., 9.00%, 2/15/18(1)(2)	$848	$866,028
Claire’s Stores, Inc., 9.00%, 3/15/19(1)	3,700	3,755,500
Dufry Finance SCA, 5.50%, 10/15/20(1)	1,770	1,840,234
Express, LLC/Express Finance Corp., 8.75%, 3/1/18	2,765	2,882,513
Hot Topic, Inc., 9.25%, 6/15/21(1)	4,405	4,867,525
L Brands, Inc., 6.625%, 4/1/21	5,170	5,790,400
L Brands, Inc., 8.50%, 6/15/19	3,620	4,380,200
Men’s Wearhouse, Inc. (The), 7.00%, 7/1/22(1)	3,755	3,923,975
Michaels FinCo Holdings, LLC/Michaels FinCo, Inc., 7.50%, 8/1/18(1)(2)	2,542	2,580,130
Michaels Stores, Inc., 5.875%, 12/15/20(1)	2,620	2,582,010
Michaels Stores, Inc., 7.75%, 11/1/18	864	901,260
Neiman Marcus Group, Ltd., Inc., 8.00%, 10/15/21(1)	1,375	1,457,500
Neiman Marcus Group, Ltd., Inc., 8.75%, 10/15/21(1)(2)	2,085	2,236,163
New Academy Finance Co., LLC/New Academy Finance Corp., 8.00%, 6/15/18(1)(2)	3,490	3,516,175
Pantry, Inc. (The), 8.375%, 8/1/20	1,615	1,732,088
Party City Holdings, Inc., 8.875%, 8/1/20	2,705	2,928,162
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,945	4,191,562
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	4,590	4,647,375
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,501,500
rue21, Inc., 9.00%, 10/15/21(1)	2,740	2,055,000
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	2,815	2,941,675

		$61,576,975

Technology — 4.0%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,123,875
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,332,425
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	5,960	6,645,400
Avaya, Inc., 9.00%, 4/1/19(1)	1,540	1,578,500
Avaya, Inc., 10.50%, 3/1/21(1)	3,578	3,148,508
BMC Software Finance, Inc., 8.125%, 7/15/21(1)	2,835	2,835,000
Ceridian, LLC/Comdata, Inc., 8.125%, 11/15/17(1)	1,780	1,780,000
CommScope Holding Co., Inc., 6.625%, 6/1/20(1)(2)	1,565	1,658,900
First Data Corp., 6.75%, 11/1/20(1)	390	413,400
First Data Corp., 7.375%, 6/15/19(1)	2,330	2,458,150
First Data Corp., 10.625%, 6/15/21	1,251	1,426,922
First Data Corp., 11.25%, 1/15/21	1,758	1,995,330
First Data Corp., 11.75%, 8/15/21	1,889	2,214,266
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	1,685	1,739,762
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,790	2,776,050
Infor US, Inc., 9.375%, 4/1/19	2,720	2,981,800
Lender Processing Services, Inc., 5.75%, 4/15/23	935	1,007,463
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,639,000
NXP BV/NXP Funding, LLC, 5.75%, 2/15/21(1)	805	841,225
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	2,181,525

		$43,777,501

Telecommunications — 7.3%
CenturyLink, Inc., 6.75%, 12/1/23	$3,215	$3,500,331
Digicel Group, Ltd., 7.125%, 4/1/22(1)	1,205	1,226,088
Digicel, Ltd., 6.00%, 4/15/21(1)	2,680	2,733,600
Digicel, Ltd., 8.25%, 9/1/17(1)	3,255	3,344,512
Equinix, Inc., 7.00%, 7/15/21	1,335	1,456,819
Frontier Communications Corp., 7.625%, 4/15/24	285	298,538
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,430	3,803,012
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	2,337,075
Intelsat Luxembourg SA, 7.75%, 6/1/21	4,615	4,736,144
Intelsat Luxembourg SA, 8.125%, 6/1/23	3,520	3,665,200

Security	Principal Amount (000’s omitted)	Value
NII International Telecom SCA, 7.875%, 8/15/19(1)	$2,030	$1,689,975
SBA Communications Corp., 5.625%, 10/1/19	920	959,100
SBA Telecommunications, Inc., 5.75%, 7/15/20	1,915	1,996,388
SBA Telecommunications, Inc., 8.25%, 8/15/19	497	518,396
Sprint Capital Corp., 8.75%, 3/15/32	1,255	1,399,325
Sprint Communications, Inc., 7.00%, 8/15/20	780	828,750
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,869,125
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,313,850
Sprint Corp., 7.25%, 9/15/21(1)	3,550	3,794,062
Sprint Corp., 7.875%, 9/15/23(1)	10,330	11,104,750
T-Mobile USA, Inc., 6.25%, 4/1/21	895	938,631
T-Mobile USA, Inc., 6.625%, 4/1/23	1,475	1,552,438
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,664,925
T-Mobile USA, Inc., 6.731%, 4/28/22	1,055	1,109,069
T-Mobile USA, Inc., 6.836%, 4/28/23	525	557,156
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	5,710	5,595,800
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	6,190	6,468,550
Windstream Corp., 7.75%, 10/1/21	4,550	4,931,062

		$79,392,671

Textiles/Apparel — 0.6%
Levi Strauss & Co., 6.875%, 5/1/22	$2,270	$2,451,600
Phillips-Van Heusen Corp., 7.75%, 11/15/23	3,385	4,165,154

		$6,616,754

Transportation Ex Air/Rail — 0.2%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$512,500
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,804,000

		$2,316,500

Utilities — 1.1%
AES Corp. (The), 5.50%, 3/15/24	$1,065	$1,049,025
Calpine Corp., 5.375%, 1/15/23	2,075	2,030,906
Calpine Corp., 5.75%, 1/15/25	925	900,719
NRG Energy, Inc., 7.875%, 5/15/21	2,090	2,278,100
NRG Energy, Inc., 8.25%, 9/1/20	3,315	3,580,200
RJS Power Holdings, LLC, 5.125%, 7/15/19(1)	1,825	1,806,750

		$11,645,700

Total Corporate Bonds & Notes (identified cost $840,356,119)		$867,345,051

Senior Floating-Rate Interests — 5.5%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Gates Global, Inc., Term Loan, 4.25%, Maturing 7/5/21	$2,200	$2,188,804

		$2,188,804

Containers — 0.1%
Anchor Glass Container Corp., Term Loan, 4.25%, Maturing 6/30/21	$1,000	$1,002,813

		$1,002,813

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 6.50%, Maturing 2/28/19	$2,000	$2,005,834

		$2,005,834

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Diversified Media — 0.2%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,836	$1,802,463

		$1,802,463

Energy — 0.1%
EP Energy LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$1,330,139

		$1,330,139

Food/Beverage/Tobacco — 0.1%
New HB Acquisition, LLC, Term Loan, 6.75%, Maturing 4/9/20	$798	$824,932

		$824,932

Health Care — 0.3%
Rural/Metro Corporation, Term Loan, 9.00%, (8.00% Cash, 1.00% PIK), Maturing 6/29/18	$3,569	$3,408,806

		$3,408,806

Hotels — 0.2%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,847	$1,841,115

		$1,841,115

Insurance — 0.2%
Alliant Holdings I, Inc., Term Loan, 4.25%, Maturing 12/20/19	$1,962	$1,966,737

		$1,966,737

Metals/Mining — 0.3%
FMG Resources (August 2006) Pty Ltd., Term Loan, 3.75%, Maturing 6/30/19	$3,732	$3,726,183

		$3,726,183

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$1,596	$1,609,566
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.75%, Maturing 3/22/19	1,791	1,810,590

		$3,420,156

Services — 0.6%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, Maturing 7/25/22(10)	$1,500	$1,506,875
AlixPartners, LLP, Term Loan - Second Lien, 9.00%, Maturing 7/12/21	2,800	2,845,500
Brickman Group Ltd. LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	2,188,162

		$6,540,537

Super Retail — 0.9%
Hudson’s Bay Company, Term Loan, 4.75%, Maturing 11/4/20	$1,850	$1,867,344
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,990	3,961,739
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/7/22	2,000	1,981,250
rue21, Inc., Term Loan, 5.625%, Maturing 10/7/20	2,779	2,425,372

		$10,235,705

Technology — 0.4%
SkillSoft Corporation, Term Loan - Second Lien, 7.75%, Maturing 4/28/22	$4,400	$4,328,500

		$4,328,500

Telecommunications — 0.6%
Asurion LLC, Term Loan, 5.00%, Maturing 5/24/19	$3,118	$3,135,226
Asurion LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	3,700	3,824,875

		$6,960,101

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$490,391
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	579	567,658
Ceva Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	100	97,872
Ceva Logisitics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	799	783,268

		$1,939,189

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.6%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 6/19/16	$3,500	$3,515,381
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 5/5/16	959	964,653
Texas Competitive Electric Holdings Company, LLC, Term Loan, 4.646%, Maturing 10/10/17	2,627	2,002,847

		$6,482,881

Total Senior Floating-Rate Interests (identified cost $59,766,722)		$60,004,895

Convertible Bonds — 0.9%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.3%
American Energy - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,030	$3,590,550

		$3,590,550

Health Care — 0.6%
NuVasive, Inc., 2.75%, 7/1/17	$5,500	$6,414,375

		$6,414,375

Total Convertible Bonds (identified cost $8,245,530)		$10,004,925

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
HILT, Series 2013-HLT, Class EFX, 5.609%, 11/5/30(1)(11)	$2,065	$2,123,529

Total Commercial Mortgage-Backed Securities (identified cost $2,073,420)		$2,123,529

Common Stocks — 5.1%

Security	Shares	Value
Automotive & Auto Parts — 0.1%
General Motors Co.	25,000	$845,500

		$845,500

Broadcasting — 0.2%
AMC Networks, Inc., Class A(12)	35,000	$2,095,450

		$2,095,450

Building Materials — 0.3%
Panolam Holdings Co.(6)(7)(12)	3,117	$2,836,376

		$2,836,376

Chemicals — 0.3%
LyondellBasell Industries NV, Class A	25,000	$2,656,250
Tronox Ltd., Class A	42,600	1,130,604

		$3,786,854

Consumer Products — 0.3%
HF Holdings, Inc.(6)(7)(12)	13,600	$184,280
Spectrum Brands Holdings, Inc.	40,000	3,336,000

		$3,520,280

Security	Shares	Value
Diversified Financial Services — 0.2%
Ally Financial, Inc.(12)	70,000	$1,607,200
CIT Group, Inc.	25,000	1,227,750

		$2,834,950

Energy — 1.6%
Cheniere Energy, Inc.(12)	35,000	$2,476,600
El Paso Pipeline Partners, LP	70,000	2,333,100
Memorial Resource Development Corp.(12)	50,000	1,149,000
Parsley Energy, Inc.(12)	25,000	564,250
Seven Generations Energy, Ltd.(6)(7)(12)	280,000	10,752,247

		$17,275,197

Food/Beverage/Tobacco — 0.8%
Constellation Brands, Inc., Class A(12)	105,000	$8,742,300

		$8,742,300

Gaming — 0.4%
Las Vegas Sands Corp.	54,500	$4,024,825
New Cotai Participation Corp., Class B(6)(7)(12)	7	216,125

		$4,240,950

Health Care — 0.7%
Amsurg Corp.(12)	75,000	$3,582,000
Hologic, Inc.(12)	140,000	3,649,800

		$7,231,800

Services — 0.2%
Hertz Global Holdings, Inc.(12)	70,000	$1,975,400

		$1,975,400

Total Common Stocks (identified cost $44,544,328)		$55,385,057

Convertible Preferred Stocks — 0.6%

Security	Shares	Value
Energy — 0.1%
Chesapeake Energy Corp., 4.50%	10,851	$1,029,337
Chesapeake Energy Corp., 5.75%(1)	130	155,187

		$1,184,524

Health Care — 0.5%
Alere, Inc., 3.00%	14,925	$4,977,488

		$4,977,488

Total Convertible Preferred Stocks (identified cost $4,821,534)		$6,162,012

Miscellaneous — 0.9%

Security	Shares	Value
Cable/Satellite TV — 0.0%(13)
Adelphia, Inc., Escrow Certificate(12)	7,585,000	$62,576
Adelphia, Inc., Escrow Certificate(12)	3,555,000	29,329

		$91,905

Energy — 0.0%(13)
SemGroup Corp., Escrow Certificate(12)	6,330,000	$126,600

		$126,600

Security	Shares	Value
Gaming — 0.8%
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(6)(7)(12)	5,410	$4,936,625
PGP Investors, LLC, Membership Interests (6)(7)(12)	11,429	4,000,000

		$8,936,625

Utilities — 0.1%
EME Reorganization Trust	2,640,437	$358,043

		$358,043

Total Miscellaneous (identified cost $4,583,059)		$9,513,173

Warrants — 0.0%(13)

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%(13)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	1,610	$201,250

		$201,250

Total Warrants (identified cost $0)		$201,250

Short-Term Investments — 4.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(14)	$45,098	$45,098,032

Total Short-Term Investments (identified cost $45,098,032)		$45,098,032

Total Investments — 97.7% (identified cost $1,009,488,744)		$1,055,837,924

Other Assets, Less Liabilities — 2.3%		$24,834,394

Net Assets — 100.0%		$1,080,672,318

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

DIP	-	Debtor in Possession

HILT	-	Hilton USA Trust

PIK	-	Payment In Kind

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2014, the aggregate value of these securities is $424,453,376 or 39.3% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2014.

(5)	Multi-step coupon bond. Interest rate represents the rate in effect at July 31, 2014.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Restricted security.

(8)	Currently the issuer is in default with respect to interest payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after July 31, 2014, at which time the interest rate will be determined.

(11)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2014.

(12)	Non-income producing security.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2014 was $37,962.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,023,927,373

Gross unrealized appreciation	$43,257,499
Gross unrealized depreciation	(11,346,948)

Net unrealized appreciation	$31,910,551

Restricted Securities

At July 31, 2014, the Portfolio owned the following securities (representing 2.4% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Principal Amount/ Shares	Cost	Value
Corporate Bonds & Notes
Boyd Gaming Corp. Step Coupon HoldCo Note, 6.00% to 11/20/15, 11/20/18	11/30/12, 5/20/14	$2,448,681	$2,187,860	$2,561,320

Total Corporate Bonds & Notes			$2,187,860	$2,561,320

Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$184,280
New Cotai Participation Corp., Class B	4/12/13	7	216,125	216,125
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,836,376
Seven Generations Energy, Ltd.	12/5/13	280,000	6,578,020	10,752,247

Total Common Stocks			$9,237,387	$13,989,028

Miscellaneous
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	$94,675	$4,936,625
PGP Investors, LLC, Membership Interests	10/23/12	11,429	4,000,000	4,000,000

Total Miscellaneous			$4,094,675	$8,936,625

Total Restricted Securities			$15,519,922	$25,486,973

A summary of open financial instruments at July 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
8/29/14	Canadian Dollar 7,000,000	United States Dollar 6,446,759	JPMorgan Chase Bank NA	$31,023	$—	$31,023

				$31,023	$—	$31,023

Credit Default Swaps - Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Bank of America NA	Amkor Technology, Inc.	B2/BB	$1,150	5.00	%(1)	6/20/15	$54,158	$9,040	$63,198
Barclays Bank PLC	Amkor Technology, Inc.	B2/BB	2,000	5.00	(1)	6/20/15	94,187	24,430	118,617
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	1,000	5.00	(1)	12/20/16	115,254	(963)	114,291
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,791	(20,721)	95,070
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,790	(37,084)	78,706
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	242,034	(50,757)	191,277
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	115,790	(23,998)	91,792
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	242,034	(37,600)	204,434

Total			$11,650				$1,095,038	$(137,653)	$957,385

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $11,650,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against the risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$1,095,038	$—

Total		$1,095,038	$—

Foreign Exchange	Forward foreign currency exchange contracts	$31,023	$—

Total		$31,023	$—

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$864,080,793	$3,264,258	$867,345,051
Senior Floating-Rate Interests	—	60,004,895	—	60,004,895
Convertible Bonds	—	10,004,925	—	10,004,925
Commercial Mortgage-Backed Securities	—	2,123,529	—	2,123,529
Common Stocks	41,396,029	—	13,989,028	55,385,057
Convertible Preferred Stocks	1,029,337	5,132,675	—	6,162,012
Miscellaneous	358,043	218,505	8,936,625	9,513,173
Warrants	—	201,250	—	201,250
Short-Term Investments		45,098,032	—	45,098,032
Total Investments	$42,783,409	$986,864,604	$26,189,911	$1,055,837,924
Forward Foreign Currency Exchange Contracts	$—	$31,023	$—	$31,023
Swap Contracts	—	1,095,038	—	1,095,038
Total	$42,783,409	$987,990,665	$26,189,911	$1,056,963,985

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Balance as of October 31, 2013	$7,754,574	$20,350	$3,274,155	$4,000,000	$15,049,079
Realized gains (losses)	—	32,930	—	(9,737,406)	(9,704,476)
Change in net unrealized appreciation (depreciation)	(251,450)	(20,350)	4,136,853	11,255,818	15,120,871
Cost of purchases(1)	71,321	—	6,578,020	—	6,649,341
Proceeds from sales(1)	(271,300)	(32,930)	—	(30,662)	(334,892)

	Investments in Corporate Bonds & Notes	Investments in Convertible Bonds	Investments in Common Stocks	Investments in Miscellaneous	Total
Accrued discount (premium)	$39,270	$—	$—	$—	$39,270
Transfers to Level 3*	—	—	—	3,448,875	3,448,875
Transfers from Level 3*	(4,078,157)	—	—	—	(4,078,157)

Balance as of July 31, 2014	$3,264,258	$—	$13,989,028	$8,936,625	$26,189,911

Change in net unrealized appreciation (depreciation) on investments still held as of July 31, 2014	$(395,293)	$—	$4,136,853	$1,487,750	$5,229,310

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

*	Transfers are reflected at the value of the securities at the beginning of the period.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurements of the Portfolio’s Level 3 securities are outlined bellow:

Asset	($ in thousands)	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
Corporate Bonds	2,561	Market comparable bond pricing model	Spread Discount for lack of marketability	0.5% - 1.5% (1%) 0% - 10% (0%)
Corporate Bonds	703	Discounted cash flow	Yield Probability of default Loss Severity	15% - 25% (20%) 100% (100%) 10% - 50% (20%)
Common Stock	3,021	Market comparable companies	EBITDA Multiple	6.675 - 9.5 (7.37)
			Discount for lack of marketability	10% - 25% (15%)
Common Stock	10,968	Consensus Pricing	Share tender offered quote	as published
			Discount for lack of marketability	0% - 10% (0%)
Miscellaneous	4,000	Consensus Pricing	Share tender offered quote	$350
			Discount for lack of marketability	0% - 10% (0%)
Miscellaneous	4,937	Consensus Pricing	Total value of equity	$300 - $800 ($700)
			Discount for lack of marketability	0% - 20% (15%)
			Projected value of rights	$43 - $145 ($130)

EBITDA	-	Earnings Before Interest, Taxes, Depreciation and Amortization

For the unobservable inputs listed in the table above, a significant increase in the loss severity or discount for lack of marketability, or a decrease in the tender price offered could result in a decrease to the fair value measurement. A significant increase in EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

At July 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

High Income Opportunities Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 22, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 22, 2014